FAIR VALUE MEASUREMENTS	6 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9 -    FAIR VALUE MEASUREMENTS
Financial instruments include cash and cash equivalents, restricted cash, short-term investments, derivative assets accounts receivable, accounts receivable retention, other receivables, amounts due to or from related parties, accounts payable, short-term and long-term bank loans. The carrying values of these financial instruments, other than long-term bank loans and derivative assets (which is a recurring fair value measurement), approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans approximates its fair value as the long-term bank loans are subject to floating interest rates. The carrying value of the Company’s long-term bank loans which are subject to fixed interest rates approximates its fair value as the market interest rate has not significantly changed from the borrowing date to December 31, 2021. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.